Consolidated Balance Sheets - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Assets
Cash and due from banks	$ 72,397	$ 113,846
Interest-bearing deposits with banks	108,011	79,638
Securities (Note 4)
Trading	148,205	139,240
Investment, net of applicable allowance	170,018	145,484
Securities	318,223	284,724
Assets purchased under reverse repurchase agreements and securities borrowed	317,845	307,903
Loans (Note 5)
Retail	549,751	503,598
Wholesale	273,967	218,066
Loans	823,718	721,664
Allowance for loan losses (Note 5)	(3,753)	(4,089)
Loans, net	819,965	717,575
Segregated fund net assets (Note 16)	2,638	2,666
Other
Customers' liability under acceptances	17,827	19,798
Derivatives (Note 9)	154,439	95,541
Premises and equipment (Note 10)	7,214	7,424
Goodwill (Note 11)	12,277	10,854
Other intangibles (Note 11)	6,083	4,471
Other assets (Note 13)	80,300	61,883
Total other assets	278,140	199,971
Total assets	1,917,219	1,706,323
Deposits (Note 14)
Personal	404,932	362,488
Business and government	759,870	696,353
Bank	44,012	41,990
Total deposits	1,208,814	1,100,831
Segregated fund net liabilities (Note 16)	2,638	2,666
Other
Acceptances	17,872	19,873
Obligations related to securities sold short	35,511	37,841
Obligations related to assets sold under repurchase agreements and securities loaned	273,947	262,201
Derivatives (Note 9)	153,491	91,439
Insurance claims and policy benefit liabilities (Note 15)	11,511	12,816
Other liabilities (Note 18)	95,235	70,301
Total other liabilities	587,567	494,471
Subordinated debentures (Note 19)	10,025	9,593
Total liabilities	1,809,044	1,607,561
Equity attributable to shareholders
Retained earnings	78,037	71,795
Other components of equity	5,725	2,533
Total equity attributable to shareholders	108,064	98,667
Non-controlling interests	111	95
Total equity	108,175	98,762
Total liabilities and equity	1,917,219	1,706,323
Preferred shares and other equity instruments [member]
Equity attributable to shareholders
Issued capital (Note 20)	7,318	6,684
Common shares [member]
Equity attributable to shareholders
Issued capital (Note 20)	$ 16,984	$ 17,655